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                                 August 3, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         Re: The Bjurman, Barry Funds -- SEC File Nos. 811-7921, 333-16033 Rule 497(j) Filing

Ladies and Gentlemen:

         This letter is being transmitted by means of electronic submission by The Bjurman, Barry Funds (the "Fund") pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

         Pursuant to Rule 497(j) under Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information do not differ from that contained in Post-Effective Amendment No. 11 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2005.

         Questions related to this filing should be directed to my attention at
(617) 824-1238 or, in my absence, to the attention of David Barr at (617) 824-1386 or Andrew Hirsch at (310) 551-8885.


                                                       Sincerely,



                                                       /s/ David J. Ionson
                                                       BISYS Fund Services, Inc.


cc:   David D. Barr, Esq.
      Kathy Pommet
      Andrew Hirsch, Esq.
      Dhiya El-Saden, Esq.